Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 78,632	$ 79,949	$ 60,277
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	5,784	4,094	2,811
Deferred tax (benefit) expense	(1,254)	(777)	255
Amortization of debt issuance costs	1,094	1,094	113
Share based compensation expense	12,598	10,523	5,815
Change in provision for doubtful debts	100	(7)	(32)
Loss on disposal of fixed assets	6	0	4
Changes in operating assets and liabilities:
Trade accounts receivable, gross	(1,890)	(21,984)	(17,338)
Inventories	(13,692)	(9,518)	(21,702)
Due from related parties	(3)	0	(12)
Other assets	(6,766)	(6,337)	(2,380)
Trade accounts payable	10,121	(2,113)	6,190
Other current liabilities	(5,406)	2,875	26,956
Net cash provided by operating activities	79,324	57,799	60,957
Cash flows from investing activities:
Acquisition of subsidiary consolidated for the first time	(101,781)	0	0
Proceeds from (investment in) short-term deposits	36,250	(95,500)	(84,000)
Proceeds from (investment in) long-term deposits	58,000	(47,000)	(32,000)
Purchase of fixed assets	(8,097)	(8,197)	(4,065)
Purchase of intangible assets	(173)	(97)	(111)
Purchase of marketable securities	(103,528)	0	0
Redemption of marketable securities	11,876
Net cash used in investing activities	(107,453)	(150,794)	(120,176)
Cash flows from financing activities:
Proceeds from exercise of share options	182	3	271
Issuance of convertible notes, net	0	0	194,530
Net cash provided by financing activities	182	3	194,801
Effect of exchange rate changes on cash	(241)	(795)	546
Net increase (decrease) in cash and cash equivalents	(28,188)	(93,787)	136,128
Cash and cash equivalents at beginning of the year	148,156	241,943	105,815
Cash and cash equivalents at end of the year	119,968	148,156	241,943
Acquisition of subsidiary, consolidated for the first time:
Working capital (excluding cash and cash equivalents)	(15,288)
Fixed assets, net	(1,615)
Intangible assets	(16,900)
Goodwill	(74,345)
Deferred taxes liabilities, net	7,157
Working capital adjustments	(1,295)
Capitalized share-based compensation adjustment	(102,286)
Increase in goodwill against share-based compensation	505
Acquisition of subsidiary consolidated for the first time	(101,781)	0	0
A. Cash paid and received during the year for:
Income taxes paid	13,807	11,836	558
Interest received	18,685	4,293	1,057
Lease payments	1,854	1,480	1,060
B. Non-cash transactions:
Fixed assets purchased with supplier credit	$ 267	$ 569	$ 339